UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31, 2017
Date of reporting period:	September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 4.1%
663,295	Costa Group Holdings Ltd. #	$3,419,430
3,345,215	Incitec Pivot Ltd. #	9,627,647
525,513	Nufarm Ltd. #	2,547,575
1,470,380	Treasury Wine Estates Ltd. #	18,576,998
		34,171,650
Brazil: 1.3%
2,888,000	Rumo SA *	10,833,028
Canada: 7.0%
1,018,006	Nutrien Ltd. (USD)	58,738,946
Chile: 1.8%
332,825	Sociedad Quimica y Minera de Chile SA (ADR) †	15,216,759
China / Hong Kong: 2.7%
6,298,000	China Mengniu Dairy Co. Ltd. #	20,946,361
5,606,000	Goldin Financial Holdings Ltd. * #	2,068,205
		23,014,566
Denmark: 1.0%
91,858	Bakkafrost P/F (NOK) #	5,600,616
35,252	Schouw & Co. AB † #	2,924,888
		8,525,504
Germany: 1.2%
502,734	K+S AG † #	10,546,889
Indonesia: 0.8%
19,948,800	Charoen Pokphand Indonesia Tbk PT #	6,794,350
Israel: 1.4%
1,911,368	Israel Chemicals Ltd. (USD) †	11,525,549
Japan: 7.1%
2,524,830	Kubota Corp. #	42,908,009
109,200	Maruha Nichiro Corp. #	4,032,151
217,000	Nippon Meat Packers, Inc. #	8,018,974
665,100	Nippon Suisan Kaisha Ltd. #	4,335,656
		59,294,790
Malaysia: 3.6%
4,034,600	Felda Global Ventures Holdings Bhd #	1,509,986
6,602,755	IOI Corp. Bhd #	7,243,186
1,001,170	Kuala Lumpur Kepong Bhd	6,038,227
1,455,280	PPB Group Bhd #	5,897,759
7,333,300	Sime Darby Plantation Bhd #	9,380,357
		30,069,515
Netherlands: 0.7%
174,440	OCI NV * † #	5,578,968
Norway: 6.9%
691,836	Leroy Seafood Group ASA #	5,646,459
989,327	Marine Harvest ASA † #	22,911,857
112,773	Salmar ASA #	5,630,643
483,460	Yara International ASA #	23,714,129
		57,903,088
Russia: 0.4%
268,564	PhosAgro OAO (GDR) # Reg S	3,643,461
Singapore: 2.6%
13,731,745	Golden Agri-Resources Ltd. #	2,509,492
8,046,451	Wilmar International Ltd. #	18,955,374
		21,464,866
South Korea: 0.3%
99,366	Komipharm International Co. Ltd. * #	2,332,589
Switzerland: 0.6%
16,721	Bucher Industries AG #	5,409,288
Taiwan: 0.4%
2,059,000	Taiwan Fertilizer Co. Ltd. #	3,135,239
Thailand: 1.3%
13,571,036	Charoen Pokphand Foods (NVDR) † #	10,596,300
Ukraine: 0.2%
111,012	Kernel Holding SA (PLN) #	1,506,538
United Kingdom: 4.2%
2,361,134	CNH Industrial NV (USD) †	28,357,219
144,633	Genus Plc #	4,501,128
6,889,920	Sirius Minerals Plc * † #	2,507,369
		35,365,716
United States: 50.5%
150,939	AGCO Corp.	9,175,582
46,947	Andersons, Inc.	1,767,555
1,066,176	Archer-Daniels-Midland Co.	53,596,668
58,780	Balchem Corp.	6,588,650
284,728	Bunge Ltd.	19,563,661
329,208	CF Industries Holdings, Inc.	17,922,084
443,000	Deere & Co.	66,596,190
260,562	FMC Corp.	22,715,795
172,376	IDEXX Laboratories, Inc. *	43,035,392
799,301	Mosaic Co.	25,961,296
93,153	Neogen Corp. *	6,663,234
151,447	Pilgrim’s Pride Corp. *	2,739,676
422,366	Platform Specialty Products Corp. *	5,266,904
37,886	Sanderson Farms, Inc.	3,916,276
224,669	Toro Co.	13,473,400
262,683	Tractor Supply Co.	23,872,631
564,541	Tyson Foods, Inc.	33,607,126
737,319	Zoetis, Inc.	67,508,928
		423,971,048
Total Common Stocks (Cost: $737,291,760)		839,638,647

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.1%
Repurchase Agreements: 5.1%
$10,214,064	Repurchase agreement dated 9/28/18 with Citigroup Global Markets, Inc., 2.26%, due 10/1/18, proceeds $10,215,988; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 10/15/18 to 2/1/57, valued at $10,418,345 including accrued interest)	10,214,064
2,147,937	Repurchase agreement dated 9/28/18 with Credit Agricole CIB, 2.24%, due 10/1/18, proceeds $2,148,338; (collateralized by various U.S. government and agency obligations 3.00% due 9/9/49, valued at $2,190,896 including accrued interest)	2,147,937
10,214,064	Repurchase agreement dated 9/28/18 with Daiwa Capital Markets America, Inc., 2.27%, due 10/1/18, proceeds $10,215,996; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 10/25/18 to 9/9/49, valued at $10,418,346 including accrued interest)	10,214,064
10,214,064	Repurchase agreement dated 9/28/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.27%, due 10/1/18, proceeds $10,215,996; (collateralized by various U.S. government and agency obligations, 2.32% to 4.50%, due 2/1/26 to 8/1/48, valued at $10,418,345 including accrued interest)	10,214,064
10,214,064	Repurchase agreement dated 9/28/18 with Nomura Securities International, Inc., 2.27%, due 10/1/18, proceeds $10,215,996; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 9/30/18 to 8/20/68, valued at $10,418,345 including accrued interest)	10,214,064
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $43,004,193)		43,004,193
Total Investments: 105.2% (Cost: $780,295,953)		882,642,840
Liabilities in excess of other assets: (5.2)%		(43,829,692)
NET ASSETS: 100.0%		$838,813,148

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
PLN	Polish Zloty
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $40,618,078.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $284,957,871 which represents 34.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.8%	$23,872,631
Consumer Staples	34.5	289,734,769
Health Care	14.8	124,041,271
Industrials	21.1	176,752,716
Materials	26.8	225,237,260
	100.0%	$839,638,647

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$34,171,650	$—	$34,171,650
Brazil	10,833,028	—	—	10,833,028
Canada	58,738,946	—	—	58,738,946
Chile	15,216,759	—	—	15,216,759
China / Hong Kong	—	23,014,566	—	23,014,566
Denmark	—	8,525,504	—	8,525,504
Germany	—	10,546,889	—	10,546,889
Indonesia	—	6,794,350	—	6,794,350
Israel	11,525,549	—	—	11,525,549
Japan	—	59,294,790	—	59,294,790
Malaysia	6,038,227	24,031,288	—	30,069,515
Netherlands	—	5,578,968	—	5,578,968
Norway	—	57,903,088	—	57,903,088
Russia	—	3,643,461	—	3,643,461
Singapore	—	21,464,866	—	21,464,866
South Korea	—	2,332,589	—	2,332,589
Switzerland	—	5,409,288	—	5,409,288
Taiwan	—	3,135,239	—	3,135,239
Thailand	—	10,596,300	—	10,596,300
Ukraine	—	1,506,538	—	1,506,538
United Kingdom	28,357,219	7,008,497	—	35,365,716
United States	423,971,048	—	—	423,971,048
Repurchase Agreements	—	43,004,193	—	43,004,193
Total	$554,680,776	$327,962,064	$—	$882,642,840

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $17,039,899. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS COAL ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 17.7%
1,658,824	Aurizon Holdings Ltd. #	$4,929,726
180,145	Washington H Soul Pattinson & Co. Ltd. #	3,383,028
1,174,691	Whitehaven Coal Ltd. #	4,616,440
		12,929,194
Canada: 11.2%
249,617	Teck Cominco Ltd. (USD)	6,015,770
103,310	Westshore Terminals Investment Corp. †	2,145,165
		8,160,935
China / Hong Kong: 20.6%
7,630,000	Agritrade Resources Ltd. #	1,677,261
5,701,095	China Coal Energy Co. Ltd. #	2,402,725
2,779,908	China Shenhua Energy Co. Ltd. #	6,333,927
5,050,067	Fushan International Energy Group Ltd. #	1,119,701
29,780,000	National United Resources Holdings Ltd. * # § ∞	0
3,056,000	Yanzhou Coal Mining Co. Ltd. #	3,535,029
		15,068,643
Indonesia: 19.6%
27,128,815	Adaro Energy Tbk PT #	3,338,026
83,771,900	Bumi Resources Tbk PT * #	1,213,798
3,687,700	Indika Energy Tbk PT #	692,726
1,076,652	Indo Tambangraya Megah Tbk PT #	1,867,734
8,467,700	Tambang Batubara Bukit Asam Tbk PT #	2,452,587
2,146,900	United Tractors Tbk PT #	4,753,307
		14,318,178
Philippines: 2.4%
3,587,030	Semirara Mining and Power Corp.	1,772,602
Poland: 3.5%
143,829	Jastrzebska Spolka Weglowa SA * #	2,588,273
South Africa: 4.6%
325,269	Exxaro Resources Ltd. † #	3,341,495
Thailand: 5.5%
6,864,289	Banpu PCL (NVDR) #	4,054,990
United States: 15.0%
33,061	Arch Coal, Inc.	2,955,653
29,730	CONSOL Energy, Inc. *	1,213,281
81,155	Peabody Energy Corp.	2,892,364
81,053	SunCoke Energy, Inc. *	941,836
109,216	Warrior Met Coal, Inc.	2,953,201
		10,956,335
Total Common Stocks (Cost: $79,074,312)		73,190,645
MONEY MARKET FUND: 0.2% (Cost: $156,022)
156,022	Dreyfus Government Cash Management Fund - Institutional Shares	156,023
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $79,230,334)		73,346,668

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.0%
Repurchase Agreements: 7.0%
$1,222,272	Repurchase agreement dated 9/28/18 with Citigroup Global Markets, Inc., 2.26%, due 10/1/18, proceeds $1,222,502; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 10/15/18 to 2/1/57, valued at $1,246,718 including accrued interest)	1,222,272
257,004	Repurchase agreement dated 9/28/18 with Credit Agricole CIB, 2.24%, due 10/1/18, proceeds $257,052; (collateralized by various U.S. government and agency obligations 3.00% due 9/9/49, valued at $262,144 including accrued interest)	257,004
1,222,272	Repurchase agreement dated 9/28/18 with Daiwa Capital Markets America, Inc., 2.27%, due 10/1/18, proceeds $1,222,503; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 10/25/18 to 9/9/49, valued at $1,246,717 including accrued interest)	1,222,272
1,222,272	Repurchase agreement dated 9/28/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.27%, due 10/1/18, proceeds $1,222,503; (collateralized by various U.S. government and agency obligations, 2.32% to 4.50%, due 2/1/26 to 8/1/48, valued at $1,246,718 including accrued interest)	1,222,272
1,222,272	Repurchase agreement dated 9/28/18 with Nomura Securities International, Inc., 2.27%, due 10/1/18, proceeds $1,222,503; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 9/30/18 to 8/20/68, valued at $1,246,717 including accrued interest)	1,222,272
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $5,146,092)		5,146,092
Total Investments: 107.3% (Cost: $84,376,426)		78,492,760
Liabilities in excess of other assets: (7.3)%		(5,341,800)
NET ASSETS: 100.0%		$73,150,960

Definitions:

NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,950,698.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $52,300,773 which represents 71.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	71.6%	$52,496,973
Industrials	9.6	7,074,891
Materials	18.6	13,618,781
Money Market Fund	0.2	156,023
	100.0%	$73,346,668

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$12,929,194	$—	$12,929,194
Canada	8,160,935	—	—	8,160,935
China / Hong Kong	—	15,068,643	0	15,068,643
Indonesia	—	14,318,178	—	14,318,178
Philippines	1,772,602	—	—	1,772,602
Poland	—	2,588,273	—	2,588,273
South Africa	—	3,341,495	—	3,341,495
Thailand	—	4,054,990	—	4,054,990
United States	10,956,335	—	—	10,956,335
Money Market Fund	156,023	—	—	156,023
Repurchase Agreements	—	5,146,092	—	5,146,092
Total	$21,045,895	$57,446,865	$0	$78,492,760

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $8,490,758. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2018:

Common Stocks
China/Hong Kong
Balance as of December 31, 2017	$0
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	0
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of September 30, 2018	$0

See Notes to Schedules of Investments

VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Austria: 2.4%
41,162	Verbund - Oesterreichische Elektrizis AG #	$2,028,454
Brazil: 1.3%
169,904	Cosan Ltd. (USD)	1,143,454
Canada: 1.0%
57,321	Canadian Solar, Inc. (USD) *	831,154
China / Hong Kong: 7.7%
3,953,000	China Longyuan Power Group Corp. Ltd. #	3,330,255
11,951	Daqo New Energy Corp. (ADR) *	312,041
15,420,600	GCL-Poly Energy Holdings Ltd. * #	1,083,031
34,355	JinkoSolar Holding Co. Ltd. (ADR) * †	370,003
918,000	Tianneng Power International Ltd. #	811,886
703,180	Xinjiang Goldwind Science & Technology Co. Ltd. #	753,074
		6,660,290
Denmark: 10.5%
134,708	Vestas Wind Systems A/S #	9,103,983
Japan: 4.6%
136,004	Kurita Water Industries Ltd. #	3,963,329
Spain: 4.2%
286,052	Gamesa Corp. Tecnologica SA * † #	3,610,820
Sweden: 7.2%
520,867	Nibe Industrier AB #	6,232,748
United States: 61.1%
37,051	Badger Meter, Inc.	1,961,850
148,156	Covanta Holding Corp.	2,407,535
129,539	Cree, Inc. *	4,905,642
100,745	Eaton Corp. Plc	8,737,614
53,605	EnerSys, Inc.	4,670,604
32,974	ESCO Technologies, Inc.	2,243,881
96,027	First Solar, Inc. *	4,649,627
49,344	Franklin Electric Co., Inc.	2,331,504
49,560	Green Plains Renewable Energy, Inc. †	852,432
42,510	Itron, Inc. *	2,729,142
64,432	Ormat Technologies, Inc.	3,486,415
37,423	Power Integrations, Inc.	2,365,134
47,416	Renewable Energy Group, Inc. *	1,365,581
77,154	Sunpower Corp. * †	563,224
30,176	Tesla Motors, Inc. * †	7,989,699
62,091	Veeco Instruments, Inc. *	636,433
20,428	Vicor Corp. *	939,688
		52,836,005
Total Common Stocks (Cost: $79,947,134)		86,410,237

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 16.1%
Repurchase Agreements: 16.1%
$3,307,193	Repurchase agreement dated 9/28/18 with Citigroup Global Markets, Inc., 2.26%, due 10/1/18, proceeds $3,307,816; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 10/15/18 to 2/1/57, valued at $3,373,337 including accrued interest)	3,307,193
3,307,193	Repurchase agreement dated 9/28/18 with Daiwa Capital Markets America, Inc., 2.27%, due 10/1/18, proceeds $3,307,819; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 10/25/18 to 9/9/49, valued at $3,373,337 including accrued interest)	3,307,193
3,307,193	Repurchase agreement dated 9/28/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.27%, due 10/1/18, proceeds $3,307,819; (collateralized by various U.S. government and agency obligations, 2.32% to 4.50%, due 2/1/26 to 8/1/48, valued at $3,373,337 including accrued interest)	3,307,193
695,426	Repurchase agreement dated 9/28/18 with Mizuho Securities USA, Inc., 2.24%, due 10/1/18, proceeds $695,556; (collateralized by various U.S. government and agency obligations, 0.50% to 3.00%, due 3/31/20 to 9/9/49, valued at $709,335 including accrued interest)	695,426
3,307,193	Repurchase agreement dated 9/28/18 with Nomura Securities International, Inc., 2.27%, due 10/1/18, proceeds $3,307,819; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 9/30/18 to 8/20/68, valued at $3,373,337 including accrued interest)	3,307,193
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $13,924,198)		13,924,198
Total Investments: 116.1% (Cost: $93,871,332)		100,334,435
Liabilities in excess of other assets: (16.1)%		(13,905,261)
NET ASSETS: 100.0%		$86,429,174

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $12,262,777.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $30,917,580 which represents 35.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	10.2%	$8,801,585
Energy	3.9	3,361,467
Industrials	52.1	44,994,780
Information Technology	23.6	20,407,281
Utilities	10.2	8,845,124
	100.0%	$86,410,237

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$2,028,454	$—	$2,028,454
Brazil	1,143,454	—	—	1,143,454
Canada	831,154	—	—	831,154
China / Hong Kong	682,044	5,978,246	—	6,660,290
Denmark	—	9,103,983	—	9,103,983
Japan	—	3,963,329	—	3,963,329
Spain	—	3,610,820	—	3,610,820
Sweden	—	6,232,748	—	6,232,748
United States	52,836,005	—	—	52,836,005
Repurchase Agreements	—	13,924,198	—	13,924,198
Total	$55,492,657	$44,841,778	$—	$100,334,435

There were no transfers between levels during the period ended September 30, 2018.

See Notes to Schedule of Investments

VANECK VECTORS GOLD MINERS ETF

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 15.9%
94,036,157	Evolution Mining Ltd. ‡ #	$180,485,935
41,237,570	Newcrest Mining Ltd. ‡ #	579,630,535
34,046,567	Northern Star Resources Ltd. ‡ #	204,598,196
34,308,040	OceanaGold Corp. (CAD) ‡	103,513,350
28,024,981	Regis Resources Ltd. ‡ #	75,470,335
41,194,138	Resolute Mining Ltd. ‡ † #	32,403,237
45,446,003	Saracen Mineral Holdings Ltd. ‡ * #	61,366,082
28,918,241	St. Barbara Ltd. ‡ #	73,066,268
		1,310,533,938
Canada: 51.5%
12,601,100	Agnico-Eagle Mines Ltd. (USD) ‡	430,957,620
14,795,453	Alamos Gold, Inc. (USD)	68,207,038
54,771,346	B2Gold Corp. (USD) ‡ * †	125,974,096
62,784,024	Barrick Gold Corp. (USD) ‡	695,646,986
16,216,581	Centerra Gold, Inc. ‡ *	64,610,392
9,739,086	Detour Gold Corp. ‡ *	78,660,110
44,112,729	Eldorado Gold Corp. (USD) ‡ *	38,955,951
10,753,960	First Majestic Silver Corp. (USD) ‡ * †	61,082,493
8,881,277	Fortuna Silver Mines, Inc. ‡ *	38,751,665
10,014,974	Franco-Nevada Corp. (USD) ‡ †	626,436,624
46,760,237	Goldcorp, Inc. (USD) ‡ †	476,954,417
25,920,986	IAMGOLD Corp. (USD) ‡ *	95,389,228
69,458,773	Kinross Gold Corp. (USD) ‡ *	187,538,687
11,735,096	Kirkland Lake Gold Ltd. ‡	222,245,977
18,737,559	McEwen Mining, Inc. (USD) ‡ †	36,350,864
32,153,427	New Gold, Inc. (USD) ‡ *	25,507,314
8,681,215	Osisko Gold Royalties Ltd. (USD) ‡ †	65,890,422
8,516,180	Pan American Silver Corp. (USD) ‡	125,698,817
10,164,935	Pretium Resources, Inc. (USD) ‡ * †	77,355,155
10,208,483	Sandstorm Gold Ltd. (USD) ‡ * †	38,077,642
18,090,243	Semafo, Inc. ‡ * †	42,545,520
6,679,649	SSR Mining, Inc. (USD) ‡ *	58,179,743
4,717,460	Torex Gold Resources, Inc. ‡ *	40,036,002
22,577,505	Wheaton Precious Metals Corp. (USD) ‡ †	395,106,337
52,725,595	Yamana Gold, Inc. (USD) ‡	131,286,732
		4,247,445,832
China / Hong Kong: 2.0%
58,287,500	Zhaojin Mining Industry Co. Ltd. ‡ † #	45,071,458
318,738,000	Zijin Mining Group Ltd. ‡ #	122,501,357
		167,572,815
Monaco: 1.1%
5,985,020	Endeavour Mining Corp. (CAD) ‡ * †	93,345,198
Peru: 2.5%
15,272,022	Cia de Minas Buenaventura SA (ADR) ‡	204,797,815
South Africa: 5.2%
22,882,281	AngloGold Ashanti Ltd. (ADR) ‡ †	196,329,971
45,590,729	Gold Fields Ltd. (ADR) ‡ †	110,329,564
28,429,415	Harmony Gold Mining Co. Ltd. (USD) ‡ †	47,192,829
31,471,272	Sibanye Gold Ltd. (ADR) ‡ * †	78,363,467
		432,215,831
United Kingdom: 5.6%
64,152,755	Cenatamin Plc ‡ #	88,637,302
5,245,541	Randgold Resources Ltd. (ADR) ‡	370,072,917
		458,710,219
United States: 16.1%
10,392,566	Coeur Mining, Inc. ‡ *	55,392,377
26,501,340	Hecla Mining Co. ‡ †	73,938,739
28,692,689	Newmont Mining Corp. ‡	866,519,208
3,639,253	Royal Gold, Inc. ‡	280,440,836
17,406,544	Tahoe Resources, Inc. ‡ * †	48,564,258
		1,324,855,418
Total Common Stocks (Cost: $10,556,433,792)		8,239,477,066
MONEY MARKET FUND: 0.1% (Cost: $5,241,178)
5,241,178	Dreyfus Government Cash Management Fund - Institutional Shares	5,241,178
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $10,561,674,970)		8,244,718,244

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.9%
Repurchase Agreements: 1.9%
$36,325,668	Repurchase agreement dated 9/28/18 with Citigroup Global Markets, Inc., 2.26%, due 10/1/18, proceeds $36,332,509; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 10/15/18 to 2/1/57, valued at $37,052,181 including accrued interest)	36,325,668
7,638,449	Repurchase agreement dated 9/28/18 with Credit Agricole CIB, 2.24%, due 10/1/18, proceeds $7,639,875; (collateralized by various U.S. government and agency obligations 3.00% due 9/9/49, valued at $7,791,220 including accrued interest)	7,638,449
36,325,668	Repurchase agreement dated 9/28/18 with Daiwa Capital Markets America, Inc., 2.27%, due 10/1/18, proceeds $36,332,540; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 10/25/18 to 9/9/49, valued at $37,052,182 including accrued interest)	36,325,668
36,325,668	Repurchase agreement dated 9/28/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.27%, due 10/1/18, proceeds $36,332,540; (collateralized by various U.S. government and agency obligations, 2.32% to 4.50%, due 2/1/26 to 8/1/48, valued at $37,052,181 including accrued interest)	36,325,668
36,325,668	Repurchase agreement dated 9/28/18 with Nomura Securities International, Inc., 2.27%, due 10/1/18, proceeds $36,332,540; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 9/30/18 to 8/20/68, valued at $37,052,181 including accrued interest)	36,325,668
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $152,941,121)		152,941,121
Total Investments: 101.9% (Cost: $10,714,616,091)		8,397,659,365
Liabilities in excess of other assets: (1.9)%		(153,070,299)
NET ASSETS: 100.0%		$8,244,589,066

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $149,752,509.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,463,230,705 which represents 17.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	90.8%	$7,489,506,638
Silver	9.1	749,970,428
Money Market Fund	0.1	5,241,178
	100.0%	$8,244,718,244

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2018 is set forth below:

Affiliates	Value 12/31/17		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Change in Net Unrealized Gain (Loss)	Value 09/30/18
Agnico-Eagle Mines Ltd.	$—	(a)	$326,574,169	$(158,982,819)	$2,651,503	$3,217,299	$(115,621,431)	$430,957,620
AngloGold Ashanti Ltd.	—	(a)	122,018,630	(86,943,510)	(33,010,844)	1,078,478	5,185,038	196,329,971
B2Gold Corp.	—	(a)	87,113,543	(60,394,966)	(1,584,324)	—	(36,555,827)	125,974,096
Barrick Gold Corp.	—	(a)	499,395,199	(237,494,300)	(39,475,634)	4,325,483	(93,855,587)	695,646,986
Cenatamin Plc	—	(a)	66,781,486	(49,501,130)	(1,285,333)	6,969,248	(38,722,019)	88,637,302
Centerra Gold, Inc.	—	(a)	49,319,165	(34,356,306)	(4,084,891)	—	(14,081,144)	64,610,392
Cia de Minas Buenaventura SA	—	(a)	132,929,870	(92,855,675)	2,351,298	378,608	(12,939,462)	204,797,815
Coeur Mining, Inc.	—	(a)	46,888,781	(31,506,817)	(10,299,378)	—	(12,753,187)	55,392,377
Detour Gold Corp.	—	(a)	53,901,762	(39,000,384)	(18,679,757)	—	(10,904,062)	78,660,110
Eldorado Gold Corp.	—	(a)	28,939,924	(19,035,512)	(55,919,866)	—	33,541,970	38,955,951
Endeavour Mining Corp.	—	(a)	64,351,604	(42,035,141)	(655,985)	—	(26,380,453)	93,345,198
Evolution Mining Ltd.	—	(a)	132,877,197	(87,823,192)	8,445,683	5,254,495	(31,239,533)	180,485,935
First Majestic Silver Corp.	—	(a)	39,949,458	(18,902,982)	(3,432,404)	—	(7,116,283)	61,082,493
Fortuna Silver Mines, Inc.	—	(a)	27,767,029	(18,428,900)	(2,113,862)	—	(6,287,982)	38,751,665
Franco-Nevada Corp.	—	(a)	463,665,095	(207,112,182)	1,013,486	5,529,118	(129,473,715)	626,436,624
Gold Fields Ltd.	—	(a)	100,153,195	(65,115,797)	(20,064,551)	2,363,175	(64,652,213)	110,329,564
Goldcorp, Inc.	—	(a)	391,796,282	(185,117,802)	(56,526,270)	2,181,880	(45,964,603)	476,954,417
Harmony Gold Mining Co. Ltd.	—	(a)	28,530,949	(15,205,787)	(3,254,258)	—	(545,289)	47,192,829
Hecla Mining Co.	—	(a)	53,387,526	(26,270,406)	(3,981,250)	151,895	(20,948,934)	73,938,739
IAMGOLD Corp.	—	(a)	85,533,967	(53,421,847)	(863,971)	—	(58,573,600)	95,389,228
Kinross Gold Corp.	—	(a)	153,500,954	(103,618,943)	(26,700,606)	—	(79,647,213)	187,538,687
Kirkland Lake Gold Ltd.	—	(a)	135,335,132	(83,170,159)	25,166,545	667,045	730,027	222,245,977
McEwen Mining, Inc.	—	(a)	24,447,769	(15,702,363)	(4,698,307)	160,763	(2,083,412)	36,350,864
New Gold, Inc.	—	(a)	38,679,056	(26,067,240)	(27,788,311)	—	(45,082,191)	25,507,314
Newcrest Mining Ltd.	—	(a)	427,604,687	(193,297,717)	1,829,770	6,561,631	(115,814,332)	579,630,535
Newmont Mining Corp.	—	(a)	691,596,214	(322,925,809)	24,720,754	9,344,662	(199,360,058)	866,519,208
Northern Star Resources Ltd.	—	(a)	103,375,810	(73,099,756)	18,890,201	2,284,927	25,039,455	204,598,196
OceanaGold Corp.	—	(a)	57,906,154	(40,110,299)	(1,870,022)	1,021,761	15,772,634	103,513,350
Osisko Gold Royalties Ltd.	—	(a)	49,674,421	(33,561,416)	(8,408,058)	919,343	(24,003,536)	65,890,422
Pan American Silver Corp.	—	(a)	85,944,085	(57,225,820)	(2,674,257)	808,629	(8,295,554)	125,698,817
Pretium Resources, Inc.	—	(a)	46,822,254	(33,589,019)	(4,339,944)	—	(25,240,479)	77,355,155
Randgold Resources Ltd.	—	(a)	261,058,554	(117,555,074)	(16,497,879)	8,460,277	(95,774,917)	370,072,917
Regis Resources Ltd.	—	(a)	58,918,704	(39,192,927)	9,279,205	3,277,003	(29,837,778)	75,470,335
Resolute Mining Ltd.	—	(a)	23,508,861	(15,802,173)	(4,647,748)	652,862	(423,836)	32,403,237
Royal Gold, Inc.	—	(a)	191,365,631	(127,366,543)	4,479,774	2,366,182	(31,100,005)	280,440,836
Sandstorm Gold Ltd.	—	(a)	27,905,424	(18,649,027)	(2,285,326)	—	(10,119,237)	38,077,642
Saracen Mineral Holdings Ltd.	—	(a)	39,798,222	(26,713,363)	3,054,285	—	(3,458,141)	61,366,082
Semafo, Inc.	—	(a)	30,742,089	(20,570,074)	(3,092,985)	—	(16,460,918)	42,545,520
Sibanye Gold Ltd.	—	(a)	57,500,424	(45,739,758)	(42,131,981)	—	(17,759,370)	78,363,467
SSR Mining, Inc.	—	(a)	39,194,839	(25,865,704)	(1,808,708)	—	(949,601)	58,179,743
St. Barbara Ltd.	—	(a)	56,821,402	(33,757,918)	6,020,388	2,561,647	(23,265,932)	73,066,268
Tahoe Resources, Inc.	—	(a)	47,856,517	(30,978,614)	(32,786,861)	—	(3,388,285)	48,564,258
Torex Gold Resources, Inc.	—	(a)	23,817,448	(15,204,941)	(8,233,656)	—	5,242,526	40,036,002
Wheaton Precious Metals Corp.	—	(a)	230,901,313	(110,365,090)	(894,794)	5,207,605	(92,615,702)	395,106,337
Yamana Gold, Inc.	—	(a)	94,841,493	(61,932,861)	(28,085,798)	727,773	(7,542,439)	131,286,732
Zhaojin Mining Industry Co. Ltd.	—	(a)	27,630,256	(18,936,198)	(2,515,823)	424,268	2,128,391	45,071,458
Zijin Mining Group Ltd.	—	(a)	79,744,226	(57,947,558)	5,346,252	3,424,658	(2,667,282)	122,501,357
	$—		$5,908,366,770	$(3,278,451,819)	$(361,444,498)	$80,320,715	$(2,295,072,390)	$8,171,270,028

(a) Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$103,513,350	$1,207,020,588	$—	$1,310,533,938
Canada	4,247,445,832	—	—	4,247,445,832
China / Hong Kong	—	167,572,815	—	167,572,815
Monaco	93,345,198	—	—	93,345,198
Peru	204,797,815	—	—	204,797,815
South Africa	432,215,831	—	—	432,215,831
United Kingdom	370,072,917	88,637,302	—	458,710,219
United States	1,324,855,418	—	—	1,324,855,418
Money Market Fund	5,241,178	—	—	5,241,178
Repurchase Agreements	—	152,941,121	—	152,941,121
Total	$6,781,487,539	$1,616,171,826	$—	$8,397,659,365

There were no transfers between levels during the period ended September 30, 2018.

See Notes to Schedules of Investments

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Australia: 23.9%
116,956,299	Evolution Mining Ltd. ‡ #	$224,477,133
45,296,046	Northern Star Resources Ltd. ‡ #	272,200,404
45,516,409	OceanaGold Corp. (CAD) ‡	137,330,957
63,401,857	Perseus Mining Ltd. ‡ * #	17,466,322
38,954,876	Ramelius Resources Ltd. ‡ * † #	13,556,558
42,232,650	Regis Resources Ltd. ‡ #	113,731,112
45,682,392	Resolute Mining Ltd. ‡ † #	35,933,690
60,458,210	Saracen Mineral Holdings Ltd. ‡ * #	81,637,179
39,382,036	Silver Lake Resources Ltd. ‡ * † #	14,694,782
38,864,020	St. Barbara Ltd. ‡ #	98,195,769
18,074,230	Westgold Resources Ltd. * † #	16,618,600
		1,025,842,506
Canada: 48.2%
23,854,592	Alamos Gold, Inc. (USD) ‡	109,969,669
14,295,811	Argonaut Gold, Inc. ‡ *	15,815,418
11,239,703	Asanko Gold, Inc. (USD) *	9,070,440
58,676,758	B2Gold Corp. (USD) ‡ *	134,956,543
14,808,665	Centerra Gold, Inc. ‡ *	59,000,948
23,147,140	China Gold International Resources Corp. Ltd. ‡ * †	33,307,814
11,004,246	Continental Gold, Inc. ‡ * †	22,389,886
13,576,846	Detour Gold Corp. ‡ * †	109,656,717
9,740,148	Dundee Precious Metals, Inc. ‡ * †	22,907,357
50,163,636	Eldorado Gold Corp. (USD) ‡ *	44,299,507
11,295,388	Endeavour Silver Corp. (USD) ‡ * †	26,092,346
14,604,417	First Majestic Silver Corp. (USD) ‡ * †	82,953,089
48,601,519	First Mining Gold Corp. ‡ * †	12,595,938
12,543,252	Fortuna Silver Mines, Inc. (USD) ‡ * †	54,814,011
13,429,748	Gold Standard Ventures Corp. (USD) ‡ * †	23,099,167
31,714,867	Golden Star Resources Ltd. (USD) ‡ *	22,990,107
14,884,923	Great Panther Silver Ltd. (USD) ‡ * †	12,655,162
11,456,847	Guyana Goldfields, Inc. ‡ *	25,260,726
32,602,863	IAMGOLD Corp. (USD) ‡ *	119,978,536
4,912,884	MAG Silver Corp. (USD) ‡ * †	39,843,489
21,307,786	McEwen Mining, Inc. (USD) ‡ †	41,337,105
47,643,862	New Gold, Inc. (USD) ‡ *	37,795,876
17,289,443	Novagold Resources, Inc. (USD) ‡ * †	64,143,834
9,943,585	Novo Resources Corp. ‡ * †	24,770,497
6,282,175	Osisko Gold Royalties Ltd. (USD) †	47,681,708
9,797,761	Osisko Mining, Inc. * †	17,812,733
12,032,079	Pan American Silver Corp. (USD) ‡	177,593,486
13,586,673	Premier Gold Mines Ltd. ‡ * †	18,394,459
13,135,532	Pretium Resources, Inc. (USD) ‡ * †	99,961,399
14,705,960	Sandstorm Gold Ltd. (USD) ‡ * †	54,853,231
3,811,033	Seabridge Gold, Inc. (USD) ‡ * †	49,352,877
21,818,460	Semafo, Inc. ‡ * †	51,313,723
14,766,935	Silvercorp Metals, Inc. ‡	36,100,506
10,012,742	SSR Mining, Inc. (USD) ‡ *	87,210,983
1,694,754	Sulliden Mining Capital, Inc. *	222,890
7,414,981	Teranga Gold Corp. ‡ * †	20,536,618
5,852,259	Torex Gold Resources, Inc. ‡ *	49,666,781
8,371,636	Wesdome Gold Mines Ltd. ‡ * †	22,927,117
73,584,730	Yamana Gold, Inc. (USD) ‡	183,225,978
		2,066,558,671
China / Hong Kong: 1.5%
16,818,000	Hengxing Gold Holding Co. Ltd. † # Reg S	17,669,154
19,287,400	Real Gold Mining Ltd. * # § ∞	0
60,259,000	Zhaojin Mining Industry Co. Ltd. ‡ † #	46,595,942
		64,265,096
Monaco: 2.0%
5,465,388	Endeavour Mining Corp. (CAD) ‡ *	85,240,772
Peru: 1.0%
20,459,480	Hochschild Mining Plc (GBP) #	43,521,771
Russia: 0.9%
19,301,472	Highland Gold Mining Ltd. (GBP) ‡ #	36,786,973
South Africa: 11.9%
29,177,649	AngloGold Ashanti Ltd. (ADR) ‡ †	250,344,228
3,466,569	DRDGOLD Ltd. (ADR) †	8,389,097
60,552,808	Gold Fields Ltd. (ADR) ‡ †	146,537,795
37,717,839	Harmony Gold Mining Co. Ltd. (USD) ‡	62,611,613
17,894,080	Sibanye Gold Ltd. (ADR) * †	44,556,259
		512,438,992
Turkey: 0.9%
4,379,354	Koza Altin Isletmeleri AS * † #	37,341,600
United Kingdom: 2.9%
11,383,902	African Barrick Gold Ltd. * †	19,699,544
76,268,572	Cenatamin Plc ‡ #	105,377,243
386,037	Patagonia Gold Plc * #	284,281
		125,361,068
United States: 6.6%
24,470,846	Alacer Gold Corp. (CAD) ‡ * †	37,862,983
11,101,865	Coeur Mining, Inc. ‡ *	59,172,941
4,134,687	Gold Resource Corp. ‡	21,252,291
31,962,948	Hecla Mining Co.	89,176,625
26,392,264	Tahoe Resources, Inc. ‡ * †	73,634,417
		281,099,257
Total Common Stocks (Cost: $5,173,906,776)		4,278,456,706
MONEY MARKET FUND: 0.2% (Cost: $5,965,772)
5,965,772	Dreyfus Government Cash Management Fund - Institutional Shares	5,965,772
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $5,179,872,548)		4,284,422,478

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.4%
Repurchase Agreements: 5.4%
$55,155,746	Repurchase agreement dated 9/28/18 with Citigroup Global Markets, Inc., 2.26%, due 10/1/18, proceeds $55,166,134; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 10/15/18 to 2/1/57, valued at $56,258,861 including accrued interest)	55,155,746
11,597,189	Repurchase agreement dated 9/28/18 with Credit Agricole CIB, 2.24%, due 10/1/18, proceeds $11,599,354; (collateralized by various U.S. government and agency obligations 3.00% due 9/9/49, valued at $11,829,135 including accrued interest)	11,597,189
55,155,746	Repurchase agreement dated 9/28/18 with Daiwa Capital Markets America, Inc., 2.27%, due 10/1/18, proceeds $55,166,180; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 10/25/18 to 9/9/49, valued at $56,258,862 including accrued interest)	55,155,746
55,155,746	Repurchase agreement dated 9/28/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.27%, due 10/1/18, proceeds $55,166,180; (collateralized by various U.S. government and agency obligations, 2.32% to 4.50%, due 2/1/26 to 8/1/48, valued at $56,258,861 including accrued interest)	55,155,746
55,155,746	Repurchase agreement dated 9/28/18 with Nomura Securities International, Inc., 2.27%, due 10/1/18, proceeds $55,166,180; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 9/30/18 to 8/20/68, valued at $56,258,861 including accrued interest)	55,155,746
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $232,220,173)		232,220,173
Total Investments: 105.4% (Cost: $5,412,092,721)		4,516,642,651
Liabilities in excess of other assets: (5.4)%		(230,988,468)
NET ASSETS: 100.0%		$4,285,654,183

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $226,645,766.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,176,088,513 which represents 27.4% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	85.0%	$3,638,497,657
Precious Metals & Minerals	0.4	18,035,623
Silver	14.5	621,923,426
Money Market Fund	0.1	5,965,772
	100.0%	$4,284,422,478

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2018 is set forth below:

Affiliates	Value 12/31/17		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Change in Net Unrealized Gain (Loss)	Value 09/30/18
Alacer Gold Corp.	39,908,724		16,372,501	(12,061,148)	(251,114)	—	(6,105,980)	37,862,983
Alamos Gold, Inc.	140,175,553		47,713,300	(36,476,087)	(2,717,341)	216,328	(38,725,756)	109,969,669
AngloGold Ashanti Ltd.	—	(a)	259,987,368	(20,197,327)	143,094	—	10,411,093	250,344,228
Argonaut Gold, Inc.	24,036,977		9,540,362	(6,347,343)	(800,128)	—	(10,614,450)	15,815,418
Asanko Gold, Inc.	9,119,788		5,264,329	(5,802,760)	(5,886,506)	—	6,375,589	—	(b)
B2Gold Corp.	160,608,629		55,824,240	(39,554,554)	3,808,498	—	(45,730,270)	134,956,543
Cenatamin Plc	148,079,397		53,460,178	(40,475,937)	(3,684,566)	8,939,166	(52,001,829)	105,377,243
Centerra Gold, Inc.	—	(a)	37,474,735	(14,871,054)	(66,965)	—	(17,242,639)	59,000,948
China Gold International Resources Corp. Ltd.	—	(a)	18,604,073	(7,705,361)	836,956	—	(9,289,522)	33,307,814
Coeur Mining, Inc.	77,056,387		30,391,502	(22,751,584)	(1,512,348)	—	(24,011,016)	59,172,941
Continental Gold, Inc.	25,621,420		12,155,516	(7,807,239)	441,384	—	(8,021,195)	22,389,886
Detour Gold Corp.	129,244,120		45,328,162	(23,911,119)	2,001,543	—	(43,005,989)	109,656,717
DRDGold Ltd.	9,730,031		3,463,913	(2,256,956)	(249,307)	125,236	(2,298,584)	—	(b)
Dundee Precious Metals, Inc.	—	(a)	8,035,739	(4,765,040)	648,482	—	(1,180,434)	22,907,357
Eldorado Gold Corp.	78,550,255		20,692,552	(26,390,790)	(24,438,548)	—	(4,113,962)	44,299,507
Endeavour Mining Corp.	—	(a)	34,832,644	(24,167,323)	3,949,806	—	(28,037,837)	85,240,772
Endeavour Silver Corp.	23,311,118		10,993,914	(6,797,717)	(462,627)	—	(952,342)	26,092,346
Evolution Mining Ltd.	180,160,455		112,976,614	(42,402,055)	7,150,096	5,609,189	(33,407,977)	224,477,133
First Majestic Silver Corp.	80,896,014		42,643,565	(22,412,756)	(1,564,894)	—	(16,608,840)	82,953,089
First Mining Gold Corp.	20,902,939		31,616,013	(29,248,238)	(1,067,155)	—	(9,607,621)	12,595,938
Fortuna Silver Mines, Inc.	55,614,047		25,135,590	(14,613,770)	1,987,366	—	(13,309,222)	54,814,011
Gold Fields Ltd.	207,010,394		81,664,639	(37,015,899)	1,698,484	2,832,596	(106,819,823)	146,537,795
Gold Resource Corp.	17,928,733		8,322,308	(7,666,535)	2,026,404	63,017	641,381	21,252,291
Gold Standard Ventures Corp.	—	(a)	10,006,841	(6,237,288)	(2,314,249)	—	1,356,986	23,099,167
Golden Star Resources Ltd.	24,259,745		8,283,513	(5,018,743)	89,426	—	(4,623,834)	22,990,107
Great Panther Silver Ltd.	16,615,777		6,228,749	(3,842,717)	(175,473)	—	(6,171,174)	12,655,162
Guyana Goldfields, Inc.	38,827,811		15,255,610	(9,863,395)	1,571,736	—	(20,531,036)	25,260,726
Harmony Gold Mining Co. Ltd.	54,146,482		29,949,819	(13,946,050)	426,251	—	(7,964,889)	62,611,613
Hecla Mining Co.	87,671,646		54,071,556	(21,830,889)	(1,954,012)	183,321	(28,781,676)	—	(b)
Highland Gold Mining Ltd.	—	(a)	18,210,902	(9,601,573)	1,718,508	2,708,574	(8,374,995)	36,786,973
IAMGOLD Corp.	172,039,814		66,638,343	(50,465,837)	11,806,035	—	(80,039,819)	119,978,536
Kirkland Lake Gold Ltd.	186,539,075		85,153,039	(307,522,931)	141,609,094	487,958	(105,778,277)	—
MAG Silver Corp.	—	(a)	22,432,930	(16,480,807)	(926,928)	—	(17,200,311)	39,843,489
McEwen Mining, Inc.	40,781,115		17,781,796	(10,484,009)	371,670	183,911	(7,113,467)	41,337,105
Munson Capital Group Ltd.	6,654,743		42,947,264	(43,337,393)	(18,152,141)	—	11,887,527	—
New Gold, Inc.	134,667,626		33,937,445	(21,991,258)	(3,007,109)	—	(105,810,828)	37,795,876
Northern Star Resources Ltd.	168,694,335		99,371,825	(44,284,249)	11,872,175	2,762,035	36,546,318	272,200,404
Novagold Resources, Inc.	—	(a)	30,295,847	(22,559,681)	(231,666)	—	(4,115,864)	64,143,834
Novo Resources Corp.	—	(a)	49,097,735	(9,759,198)	(1,602,410)	—	(12,965,631)	24,770,497
OceanaGold Corp.	99,372,763		47,775,259	(28,362,529)	760,619	1,270,963	17,784,845	137,330,957
Pan American Silver Corp.	159,067,328		74,527,727	(44,458,188)	157,708	1,167,175	(11,701,089)	177,593,486
Perseus Mining Ltd.	19,003,941		8,138,937	(8,693,136)	1,388,759	—	(2,372,179)	17,466,322
Premier Gold Mines Ltd.	31,674,029		11,974,444	(7,720,465)	(1,395,151)	—	(16,138,398)	18,394,459
Pretium Resources, Inc.	118,257,450		44,882,117	(24,225,297)	1,723,451	—	(40,676,322)	99,961,399
Ramelius Resources Ltd.	11,241,363		5,630,867	(4,758,636)	383,147	—	1,059,817	13,556,558
Regis Resources Ltd.	124,131,148		53,509,621	(34,993,877)	15,074,948	4,646,462	(43,990,728)	113,731,112
Resolute Mining Ltd.	—	(a)	19,425,779	(9,800,365)	2,616,110	659,149	(7,520,960)	35,933,690
Sandstorm Gold Ltd.	63,706,427		26,063,414	(18,350,870)	2,305,564	—	(18,871,304)	54,853,231
Saracen Mineral Holdings Ltd.	71,734,287		33,701,842	(25,315,167)	12,524,823	—	(11,008,606)	81,637,179
Seabridge Gold, Inc.	38,582,336		15,600,315	(10,885,296)	895,104	—	5,160,418	49,352,877
Semafo, Inc.	55,758,881		22,335,360	(15,843,419)	473,818	—	(11,410,917)	51,313,723
Sibanye Gold Ltd.	162,676,276		31,732,787	(76,806,297)	(36,747,209)	—	(36,299,298)	—	(b)
Silver Lake Resources Ltd.	10,625,961		5,404,794	(3,806,608)	342,733	—	2,127,902	14,694,782
Silvercorp Metals, Inc.	33,685,696		14,540,974	(9,461,717)	1,217,275	170,124	(3,881,722)	36,100,506
SSR Mining, Inc.	76,304,127		34,908,170	(21,622,117)	5,285,293	—	(7,664,490)	87,210,983
St. Barbara Ltd.	97,682,108		60,068,052	(43,709,136)	9,786,430	2,845,372	(25,631,686)	98,195,769
Tahoe Resources, Inc.	97,549,471		50,745,534	(29,317,108)	(7,127,112)	3,619	(38,216,368)	73,634,417
Teranga Gold Corp.	16,053,605		9,214,595	(6,588,167)	648,007	—	1,208,577	20,536,618
Torex Gold Resources, Inc.	—	(a)	26,444,190	(7,685,103)	259,636	—	(5,242,965)	49,666,781
Wesdome Gold Mines Ltd.	14,313,868		6,872,386	(6,482,390)	(1,656,559)	—	9,879,812	22,927,117
Westgold Resources Ltd.	23,954,960		10,002,854	(7,594,478)	(3,642,545)	—	(6,102,191)	—	(b)
Yamana Gold, Inc.	197,456,335		79,202,412	(49,155,972)	5,138,867	1,028,380	(49,415,664)	183,225,978
Zhaojin Mining Industry Co. Ltd.	45,005,365		17,141,595	(15,502,512)	(117,698)	580,807	69,192	46,595,942
	$3,926,690,875		$2,272,000,996	$(1,564,063,460)	$133,387,539	$36,483,382	$(1,112,192,519)	$3,926,412,004

(a) Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period

(b) Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$137,330,957	$888,511,549	$—	$1,025,842,506
Canada	2,066,558,671	—	—	2,066,558,671
China / Hong Kong	—	64,265,096	0	64,265,096
Monaco	85,240,772	—	—	85,240,772
Peru	—	43,521,771	—	43,521,771
Russia	—	36,786,973	—	36,786,973
South Africa	512,438,992	—	—	512,438,992
Turkey	—	37,341,600	—	37,341,600
United Kingdom	19,699,544	105,661,524	—	125,361,068
United States	281,099,257	—	—	281,099,257
Money Market Fund	5,965,772	—	—	5,965,772
Repurchase Agreements	—	232,220,173	—	232,220,173
Total	$3,108,333,965	$1,408,308,686	$0	$4,516,642,651

During the period ended September 30, 2018, transfers of securities from Level 2 to Level 1 were $23,098,344. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2018:

Common Stocks
China/Hong Kong
Balance as of December 31, 2017	$338,263
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(338,263)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2018	$0

See Notes to Schedules of Investments

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Argentina: 0.2%
15,471	Adecoagro SA (USD) *	$113,712
5,710	Cresud S.A.C.I.F. y A (ADR)	80,854
1,605	YPF SA (ADR) *	24,797
		219,363
Australia: 4.8%
56,807	Alumina Ltd. #	113,828
27,871	Bega Cheese Ltd. † #	137,332
77,200	BHP Billiton Ltd. #	1,924,985
13,235	BlueScope Steel Ltd. #	162,481
2,172	Caltex Australia Ltd. #	46,969
2,106	CIMIC Group Ltd. #	78,240
16,135	Elders Ltd. #	82,737
86,302	Evolution Mining Ltd. #	165,642
41,198	Fortescue Metals Group Ltd. #	116,857
37,365	GrainCorp. Ltd. #	213,548
10,067	Iluka Resources Ltd. #	72,408
51,000	MMG Ltd. (HKD) * #	26,267
43,828	Newcrest Mining Ltd. #	616,041
11,038	Oil Search Ltd. #	72,169
14,637	Origin Energy Ltd. * #	87,331
14,742	Santos Ltd. #	77,473
123,614	South32 Ltd. #	347,730
29,302	St. Barbara Ltd. #	74,036
7,794	Woodside Petroleum Ltd. #	217,639
		4,633,713
Austria: 0.3%
1,199	OMV AG #	67,289
1,248	Verbund - Oesterreichische Elektrizis AG #	61,501
3,012	Voestalpine AG #	137,642
		266,432
Brazil: 1.8%
13,184	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	77,786
15,020	Cia Siderurgica Nacional SA (ADR) *	34,246
4,850	Fibria Celulose SA	91,716
25,088	Gerdau SA (ADR) †	105,620
15,493	Petroleo Brasileiro SA (ADR)	187,001
7,350	SLC Agricola SA	112,250
75,003	Vale SA (ADR)	1,113,045
		1,721,664
Canada: 12.3%
13,371	Agnico-Eagle Mines Ltd. (USD)	457,288
22,229	Alamos Gold, Inc.	101,979
56,441	B2Gold Corp. *	128,374
66,630	Barrick Gold Corp. (USD)	738,260
9,964	Canadian Natural Resources Ltd. (USD)	325,424
1,367	Canfor Corp. *	25,466
12,164	Centerra Gold, Inc. *	48,464
9,996	Detour Gold Corp. *	80,735
14,114	Enbridge, Inc. (USD)	455,741
7,962	EnCana Corp. (USD)	104,382
16,584	First Quantum Minerals Ltd.	188,729
49,514	Goldcorp, Inc. (USD)	505,043
2,511	Husky Energy, Inc.	44,058
26,635	IAMGOLD Corp. *	97,877
1,938	Imperial Oil Ltd. (USD)	62,733
71,372	Kinross Gold Corp. (USD) *	192,704
10,732	Kirkland Lake Gold Ltd.	203,249
15,320	Lundin Mining Corp.	81,068
100,739	Nutrien Ltd. (USD)	5,812,640
5,441	Osisko Gold Royalties Ltd.	41,252
8,751	Pan American Silver Corp. (USD)	129,165
10,445	Pretium Resources, Inc. *	79,352
13,554	Suncor Energy, Inc. (USD)	524,404
13,636	Teck Cominco Ltd. (USD)	328,628
7,555	TransCanada Corp. (USD)	305,675
56,290	Turquoise Hill Resources Ltd. *	119,757
1,199	West Fraser Timber Co. Ltd.	68,187
25,322	Wheaton Precious Metals Corp. (USD)	443,135
54,178	Yamana Gold, Inc. (USD)	134,903
		11,828,672
Chile: 0.3%
105,364	Aguas Andinas SA	58,156
8,301	Antofagasta Plc (GBP) #	92,290
23,921	Empresas CMPC SA	96,279
16,589	Inversiones Aguas Metropolitanas SA	24,610
		271,335
China / Hong Kong: 1.7%
95,800	Aluminum Corp of China Ltd. * #	42,586
25,300	Angang New Steel Co. Ltd. #	22,591
361,614	China Agri-Industries Holdings Ltd. #	139,552
17,000	China Coal Energy Co. Ltd. #	7,165
13,100	China Gas Holdings Ltd. #	37,093
46,400	China Hongqiao Group Ltd. #	30,789
86,500	China Molybdenum Co. Ltd. (Class H) #	36,149
14,200	China Oilfield Services Ltd. (Class H) #	15,443
212,027	China Petroleum & Chemical Corp. #	213,128
28,191	China Shenhua Energy Co. Ltd. #	64,232
133,379	CNOOC Ltd. #	264,224
13,200	Dongfang Electric Corp. Machinery Co. Ltd. * #	7,797
57,900	Fosun International Ltd. #	102,068
31,400	Health and Happiness H&H International Holdings Ltd. * #	189,305
35,800	Huaneng Power International, Inc. #	23,469
29,200	Jiangxi Copper Co. Ltd. (Class H) #	33,981
25,600	Kunlun Energy Co. Ltd. #	29,808
27,000	Lee & Man Paper Manufacturing Ltd. #	25,012
42,000	Maanshan Iron and Steel Co. Ltd. (Class H) #	22,530
36,257	Nine Dragons Paper Holdings Ltd. #	39,114
175,840	PetroChina Co. Ltd. (Class-H) #	142,387
10,500	Shandong Chenming Paper Holdings Ltd. (Class B) #	6,777
14,200	Yanzhou Coal Mining Co. Ltd. #	16,426
60,000	Zhaojin Mining Industry Co. Ltd. #	46,396
328,361	Zijin Mining Group Ltd. #	126,200
		1,684,222
Denmark: 0.6%
7,935	Vestas Wind Systems A/S #	536,272
Finland: 0.4%
1,174	Neste Oil Oyj #	96,805
7,199	Outokumpu Oyj #	42,235
12,240	Stora Enso Oyj (R Shares) #	233,827
		372,867
France: 2.1%
16,353	Suez Environnement Co. #	232,710
21,030	Total SA † #	1,367,916
21,693	Veolia Environnement SA #	433,043
		2,033,669
Germany: 0.6%
865	Aurubis AG #	60,391
324	KWS Saat AG #	125,118
1,070	Salzgitter AG #	53,406
11,831	ThyssenKrupp AG #	298,570
		537,485
Hungary: 0.0%
3,957	MOL Hungarian Oil & Gas Plc #	42,619
India: 0.5%
14,765	Reliance Industries Ltd. (GDR) # 144A	508,048
Indonesia: 0.2%
62,976	Astra Agro Lestari Tbk PT #	52,404
54,700	Indah Kiat Pulp and Paper Corp. Tbk PT #	63,645
22,500	Pabrik Kertas Tjiwi Kimia Tbk PT #	20,795
457,900	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	39,133
		175,977
Ireland: 0.2%
4,993	Smurfit Kappa Group Plc (GBP) #	197,606
Italy: 0.4%
21,183	ENI S.p.A. #	399,445
Japan: 4.1%
18,000	Calbee, Inc. #	592,854
2,500	Daio Paper Corp. † #	35,742
4,817	Hitachi Metals Ltd. #	59,667
1,400	Idemitsu Kosan Co. Ltd. #	74,145
9,000	Inpex Holdings, Inc. #	112,486
13,864	JFE Holdings, Inc. #	318,137
28,500	JX Holdings, Inc. #	215,635
8,800	Kobe Steel Ltd. #	78,229
4,165	Kurita Water Industries Ltd. #	121,373
3,200	Mitsubishi Materials Corp. #	95,636
2,200	Nippon Paper Industries Co. Ltd. #	40,499
21,300	Nippon Steel Corp. #	450,690
47,014	Nippon Suisan Kaisha Ltd. #	306,475
42,850	Nisshin Seifun Group, Inc. #	940,018
21,976	OJI Paper Co. Ltd. #	159,638
5,270	Rengo Co. Ltd. #	44,952
3,683	Sumitomo Forestry Co. Ltd. #	64,048
6,600	Sumitomo Metal Mining Ltd. #	231,496
		3,941,720
Luxembourg: 0.6%
15,487	ArcelorMittal #	481,000
1,966	Tenaris SA (ADR)	65,900
1,275	Ternium SA (ADR)	38,620
		585,520
Malaysia: 1.8%
44,851	Genting Plantation Bhd #	102,794
401,194	IOI Corp. Bhd #	440,108
71,678	Kuala Lumpur Kepong Bhd	432,302
293,700	Malayan Banking Bhd #	694,638
1,900	Petronas Dagangan Bhd #	12,057
52,900	Press Metal Aluminium Holdings Bhd #	62,099
		1,743,998
Mexico: 0.8%
33,675	Gruma, SAB de CV	430,841
86,114	Grupo Mexico, SAB de CV	248,451
7,032	Industrias Penoles, SAB de CV	121,230
		800,522
Netherlands: 1.1%
31,188	Royal Dutch Shell Plc (GBP) #	1,092,329
Norway: 3.6%
68,207	Marine Harvest ASA #	1,579,608
32,849	Norsk Hydro ASA #	196,881
2,853	Norway Royal Salmon ASA	68,809
9,083	Statoil ASA #	255,237
28,625	Yara International ASA #	1,404,081
		3,504,616
Peru: 0.3%
12,868	Cia de Minas Buenaventura SA (ADR)	172,560
14,235	Hochschild Mining Plc (GBP) #	30,281
2,046	Southern Copper Corp. (USD)	88,264
		291,105
Poland: 0.2%
1,271	Jastrzebska Spolka Weglowa SA * #	22,872
3,272	KGHM Polska Miedz SA * #	78,906
2,422	Polski Koncern Naftowy Orlen SA #	66,402
13,472	Polskie Gornictwo Naftowe I Gazownictwo SA * #	23,652
		191,832
Portugal: 0.1%
3,596	Galp Energia, SGPS, SA #	71,329
4,729	Portucel-Empresa Productora de Pasta e Papel SA #	23,179
		94,508
Russia: 2.2%
7,639	Evraz Plc (GBP) #	56,254
3,541	Lukoil PJSC (ADR) #	271,146
14,466	MMC Norilsk Nickel PJSC (ADR) #	249,814
708	Novatek OAO (GDR) # Reg S	129,855
2,307	Novolipetsk Steel (GDR) # Reg S	62,092
55,194	OAO Gazprom (ADR) #	275,420
35,619	PhosAgro OAO (GDR) # Reg S	483,224
13,894	Polymetal International (GBP) #	111,185
9,707	Rosneft Oil Co. (GDR) # Reg S	72,528
4,491	Severstal OAO (GDR) # Reg S	74,798
29,747	Surgutneftegas OJSC (ADR) #	122,809
2,177	Tatneft PJSC (ADR) #	166,105
		2,075,230
Singapore: 1.2%
1,084,019	Golden Agri-Resources Ltd. #	198,106
424,664	Wilmar International Ltd. #	1,000,399
		1,198,505
South Africa: 1.0%
3,541	Anglo American Platinum Ltd. #	115,684
23,298	AngloGold Ashanti Ltd. (ADR)	199,897
974	Assore Ltd.	23,733
6,228	Astral Foods Ltd.	108,520
46,899	Gold Fields Ltd. (ADR)	113,496
1,317	Kumba Iron Ore Ltd. #	29,820
26,192	Northam Platinum Ltd. *	74,294
11,829	Sappi Ltd. #	74,155
4,722	Sasol Ltd. #	182,311
94,427	Sibanye Gold Ltd. * † #	57,312
		979,222
South Korea: 1.2%
2,055	Hyundai Steel Co. #	104,695
304	Korea Zinc Co. Ltd. #	119,469
1,930	POSCO #	512,312
516	SK Energy Co. Ltd. #	100,021
357	SK Holdings Co. Ltd. #	92,379
337	S-Oil Corp. #	41,627
2,078	Woongjin Coway Co. Ltd. #	162,587
		1,133,090
Spain: 0.4%
3,719	Acerinox SA #	53,075
8,671	Gamesa Corp. Tecnologica SA * † #	109,454
10,898	Repsol YPF SA #	217,034
		379,563
Sweden: 0.6%
3,763	BillerudKorsnas AB † #	48,534
6,580	Boliden AB #	182,876
2,114	Holmen AB #	54,923
1,474	Lundin Petroleum AB #	56,148
14,663	SSAB AB (B Shares) #	59,384
12,880	Svenska Cellulosa AB #	145,570
		547,435
Switzerland: 0.5%
100,807	Glencore Plc (GBP) #	434,763
Taiwan: 0.3%
302,472	China Steel Corp. #	252,571
13,920	Formosa Petrochemical Corp. #	67,473
		320,044
Thailand: 0.2%
11,600	PTT Exploration & Production PCL (NVDR) #	55,672
71,400	PTT PCL (NVDR) #	119,865
		175,537
Turkey: 0.1%
32,836	Eregli Demir ve Celik Fabrikalari TAS #	60,190
1,022	Tupras-Turkiye Petrol Rafinerileri AS #	22,797
		82,987
United Kingdom: 7.3%
33,793	Anglo American Plc #	756,359
166,208	BP Plc #	1,274,577
46,948	Centrica Plc #	94,924
163,053	CNH Industrial NV (USD) †	1,958,267
29,080	DS Smith Plc #	181,226
5,605	KAZ Minerals Plc #	39,946
7,809	Mondi Plc #	213,915
16,193	Pennon Group Plc #	150,569
5,354	Randgold Resources Ltd. (ADR)	377,725
27,540	Rio Tinto Plc #	1,389,853
9,146	Severn Trent Plc #	220,573
3,595	TechnipFMC Plc (USD)	112,344
26,306	United Utilities Group Plc #	241,608
		7,011,886
United States: 46.1%
10,880	AGCO Corp.	661,395
4,485	Alcoa Corp. *	181,194
1,417	American States Water Co.	86,635
4,264	Anadarko Petroleum Corp.	287,436
4,309	Andersons, Inc.	162,234
3,185	Apache Corp. †	151,829
6,864	Aqua America, Inc. †	253,282
91,632	Archer-Daniels-Midland Co.	4,606,341
16,582	Arconic, Inc.	364,970
3,467	Baker Hughes a GE Co.	117,289
23,093	Bunge Ltd.	1,586,720
3,674	Cabot Oil & Gas Corp.	82,738
1,854	California Water Service Group	79,537
38,220	CF Industries Holdings, Inc.	2,080,697
3,778	Chefs’ Warehouse, Inc. *	137,330
1,942	Cheniere Energy, Inc. *	134,950
15,955	Chevron Corp.	1,950,977
794	Cimarex Energy Co. †	73,794
10,679	Coeur Mining, Inc. *	56,919
2,815	Commercial Metals Co.	57,764
1,668	Concho Resources, Inc. *	254,787
9,676	ConocoPhillips	748,922
720	Continental Resources, Inc. *	49,162
3,927	Cree, Inc. *	148,716
26,955	Darling International, Inc. *	520,771
52,660	Deere & Co.	7,916,378
4,237	Devon Energy Corp.	169,226
821	Diamondback Energy, Inc. †	110,991
1,337	Domtar Corp.	69,751
4,823	EOG Resources, Inc.	615,270
2,198	EQT Corp.	97,218
35,254	Exxon Mobil Corp.	2,997,295
2,911	First Solar, Inc. *	140,951
34,857	Freeport-McMoRan Copper & Gold, Inc.	485,209
6,599	Graphic Packaging Holding Co.	92,452
7,327	Halliburton Co.	296,963
27,231	Hecla Mining Co.	75,974
907	Helmerich & Payne, Inc.	62,374
2,096	Hess Corp.	150,032
1,467	HollyFrontier Corp.	102,543
11,628	Ingredion, Inc.	1,220,475
8,694	International Paper Co.	427,310
1,289	Itron, Inc. *	82,754
15,803	Kinder Morgan, Inc.	280,187
1,761	Lindsay Corp.	176,523
3,035	Louisiana-Pacific Corp.	80,397
7,112	Marathon Oil Corp.	165,567
57,422	Mosaic Co.	1,865,067
3,186	National Oilwell Varco, Inc.	137,253
1,664	Newfield Exploration Co. *	47,973
30,450	Newmont Mining Corp.	919,590
4,023	Noble Energy, Inc.	125,477
7,610	Nucor Corp.	482,855
6,368	Occidental Petroleum Corp.	523,259
3,424	ONEOK, Inc.	232,113
1,953	Ormat Technologies, Inc.	105,677
2,009	Packaging Corp. of America	220,367
3,557	Phillips 66	400,945
8,560	Pilgrim’s Pride Corp. *	154,850
1,419	Pioneer Natural Resources Co.	247,176
1,740	Reliance Steel & Aluminum Co.	148,405
1,576	Royal Gold, Inc.	121,447
11,525	Schlumberger Ltd.	702,103
44	Seaboard Corp.	163,242
5,648	Steel Dynamics, Inc.	255,233
17,886	Tahoe Resources, Inc. *	49,902
1,878	Targa Resources Corp.	105,750
8,444	The Southern Co.	368,158
19,940	Tractor Supply Co.	1,812,147
48,444	Tyson Foods, Inc.	2,883,871
4,263	United States Steel Corp.	129,936
3,559	Valero Energy Corp.	404,836
5,424	WestRock Co.	289,859
16,110	Weyerhaeuser Co.	519,870
10,070	Williams Companies, Inc.	273,803
972	Worthington Industries, Inc.	42,146
		44,385,539
Total Common Stocks (Cost: $89,012,820)		96,399,340

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2%
Repurchase Agreements: 2.2%
$1,000,000	Repurchase agreement dated 9/28/18 with Citigroup Global Markets, Inc., 2.26%, due 10/1/18, proceeds $1,000,188; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 10/15/18 to 2/1/57, valued at $1,019,999 including accrued interest)	1,000,000
138,807	Repurchase agreement dated 9/28/18 with J.P. Morgan Securities LLC, 2.24%, due 10/1/18, proceeds $138,833; (collateralized by various U.S. government and agency obligations, 1.00% to 2.50%, due 2/15/45 to 9/9/49, valued at $141,583 including accrued interest)	138,807
1,000,000	Repurchase agreement dated 9/28/18 with Nomura Securities International, Inc., 2.27%, due 10/1/18, proceeds $1,000,189; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 9/30/18 to 8/20/68, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $2,138,807)		2,138,807
Total Investments: 102.3% (Cost: $91,151,627)		98,538,147
Liabilities in excess of other assets: (2.3)%		(2,198,616)
NET ASSETS: 100.0%		$96,339,531

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,030,419.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $33,429,804 which represents 34.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $508,048, or 0.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.1%	$2,038,782
Consumer Staples	19.6	18,841,759
Energy	23.8	22,965,562
Financials	0.7	694,638
Industrials	12.6	12,125,116
Information Technology	0.4	372,421
Materials	37.6	36,211,007
Real Estate	0.6	600,724
Utilities	2.6	2,549,331
	100.0%	$96,399,340

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$219,363	$—	$—	$219,363
Australia	—	4,633,713	—	4,633,713
Austria	—	266,432	—	266,432
Brazil	1,721,664	—	—	1,721,664
Canada	11,828,672	—	—	11,828,672
Chile	179,045	92,290	—	271,335
China / Hong Kong	—	1,684,222	—	1,684,222
Denmark	—	536,272	—	536,272
Finland	—	372,867	—	372,867
France	—	2,033,669	—	2,033,669
Germany	—	537,485	—	537,485
Hungary	—	42,619	—	42,619
India	—	508,048	—	508,048
Indonesia	—	175,977	—	175,977
Ireland	—	197,606	—	197,606
Italy	—	399,445	—	399,445
Japan	—	3,941,720	—	3,941,720
Luxembourg	104,520	481,000	—	585,520
Malaysia	432,302	1,311,696	—	1,743,998
Mexico	800,522	—	—	800,522
Netherlands	—	1,092,329	—	1,092,329
Norway	68,809	3,435,807	—	3,504,616
Peru	260,824	30,281	—	291,105
Poland	—	191,832	—	191,832
Portugal	—	94,508	—	94,508
Russia	—	2,075,230	—	2,075,230
Singapore	—	1,198,505	—	1,198,505
South Africa	519,940	459,282	—	979,222
South Korea	—	1,133,090	—	1,133,090
Spain	—	379,563	—	379,563
Sweden	—	547,435	—	547,435
Switzerland	—	434,763	—	434,763
Taiwan	—	320,044	—	320,044
Thailand	—	175,537	—	175,537
Turkey	—	82,987	—	82,987
United Kingdom	2,448,336	4,563,550	—	7,011,886
United States	44,385,539	—	—	44,385,539
Repurchase Agreements	—	2,138,807	—	2,138,807
Total	$62,969,536	$35,568,611	$—	$98,538,147

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $991,191. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Australia: 3.3%
109,703	Caltex Australia Ltd. #	$2,372,300
Austria: 4.7%
59,034	OMV AG #	3,313,033
China / Hong Kong: 1.2%
14,204	Sinopec Shanghai Petrochemical Co. Ltd. (ADR)	857,211
Finland: 4.7%
40,733	Neste Oil Oyj #	3,358,734
Hungary: 2.1%
139,412	MOL Hungarian Oil & Gas Plc #	1,501,552
India: 7.7%
159,731	Reliance Industries Ltd. (GDR) # 144A	5,496,175
Japan: 15.8%
27,700	Cosmo Energy Holdings Co. Ltd. #	1,140,939
62,500	Idemitsu Kosan Co. Ltd. #	3,310,051
626,800	JX Holdings, Inc. #	4,742,448
96,200	Showa Shell Sekiyu KK #	2,041,324
		11,234,762
Poland: 4.2%
109,154	Polski Koncern Naftowy Orlen SA #	2,992,592
Portugal: 4.5%
159,832	Galp Energia, SGPS, SA #	3,170,350
South Korea: 7.6%
17,460	SK Energy Co. Ltd. #	3,384,446
16,493	S-Oil Corp. #	2,037,245
		5,421,691
Taiwan: 5.2%
755,000	Formosa Petrochemical Corp. #	3,659,652
Thailand: 3.4%
5,021,700	IRPC PCL (NVDR) #	1,056,172
491,900	Thai Oil PCL (NVDR) #	1,346,866
		2,403,038
Turkey: 1.8%
57,990	Tupras-Turkiye Petrol Rafinerileri AS #	1,293,544
United States: 34.0%
24,446	Andeavor	3,752,461
20,236	Delek US Holdings, Inc.	858,614
44,128	HollyFrontier Corp.	3,084,547
53,486	Marathon Petroleum Corp.	4,277,275
36,816	PBF Energy, Inc.	1,837,487
49,416	Phillips 66	5,570,172
41,699	Valero Energy Corp.	4,743,261
		24,123,817
Total Common Stocks (Cost: $64,266,496)		71,198,451
MONEY MARKET FUND: 0.6% (Cost: $456,569)
456,569	Dreyfus Government Cash Management Fund - Institutional Shares	456,569
Total Investments: 100.8% (Cost: $64,723,065)		71,655,020
Liabilities in excess of other assets: (0.8)%		(590,854)
NET ASSETS: 100.0%		$71,064,166

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $46,217,423 which represents 65.0% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $5,496,175, or 7.7% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	98.2%	$70,341,240
Materials	1.2	857,211
Money Market Fund	0.6	456,569
	100.0%	$71,655,020

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$2,372,300	$—	$2,372,300
Austria	—	3,313,033	—	3,313,033
China / Hong Kong	857,211	—	—	857,211
Finland	—	3,358,734	—	3,358,734
Hungary	—	1,501,552	—	1,501,552
India	—	5,496,175	—	5,496,175
Japan	—	11,234,762	—	11,234,762
Poland	—	2,992,592	—	2,992,592
Portugal	—	3,170,350	—	3,170,350
South Korea	—	5,421,691	—	5,421,691
Taiwan	—	3,659,652	—	3,659,652
Thailand	—	2,403,038	—	2,403,038
Turkey	—	1,293,544	—	1,293,544
United States	24,123,817	—	—	24,123,817
Money Market Fund	456,569	—	—	456,569
Total	$25,437,597	$46,217,423	$—	$71,655,020

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $274,073. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Luxembourg: 5.0%
1,969,508	Tenaris SA (ADR)	$66,017,908
Netherlands: 4.5%
511,311	Core Laboratories NV (USD) †	59,225,153
Switzerland: 1.7%
8,382,045	Weatherford International Plc (USD) * †	22,715,342
United Kingdom: 9.6%
4,734,650	Ensco Plc CL A (USD) †	39,960,446
2,903,742	Noble Corp. Plc (USD) *	20,413,306
2,096,731	TechnipFMC Plc (USD)	65,522,844
		125,896,596
United States: 79.2%
882,077	Apergy Corp. *	38,423,274
1,747,302	Baker Hughes a GE Co.	59,111,227
727,641	C&J Energy Services, Inc. *	15,134,933
846,895	Diamond Offshore Drilling, Inc. * †	16,937,900
329,595	Dril-Quip, Inc. *	17,221,339
4,948,534	Halliburton Co.	200,564,083
860,181	Helmerich & Payne, Inc.	59,154,647
2,529,591	McDermott International, Inc. * †	46,620,362
4,006,200	Nabors Industries Ltd.	24,678,192
1,405,459	National Oilwell Varco, Inc.	60,547,174
1,067,296	Oceaneering International, Inc.	29,457,370
492,873	Oil States International, Inc. *	16,363,384
3,220,305	Patterson-UTI Energy, Inc.	55,099,418
1,494,970	Rowan Companies Plc * †	28,150,285
1,283,949	RPC, Inc. †	19,875,530
4,137,196	Schlumberger Ltd.	252,037,980
1,586,903	Superior Energy Services, Inc. *	15,456,435
4,953,228	Transocean, Inc. * †	69,097,531
795,648	US Silica Holdings, Inc. †	14,982,052
		1,038,913,116
Total Common Stocks (Cost: $2,093,713,623)		1,312,768,115

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 14.5%
Repurchase Agreements: 14.5%
$45,289,461	Repurchase agreement dated 9/28/18 with Citigroup Global Markets, Inc., 2.26%, due 10/1/18, proceeds $45,297,991; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 10/15/18 to 2/1/57, valued at $46,195,250 including accrued interest)	45,289,461
9,524,424	Repurchase agreement dated 9/28/18 with Credit Agricole CIB, 2.24%, due 10/1/18, proceeds $9,526,202; (collateralized by various U.S. government and agency obligations 3.00% due 9/9/49, valued at $9,714,914 including accrued interest)	9,524,424
45,289,461	Repurchase agreement dated 9/28/18 with Daiwa Capital Markets America, Inc., 2.27%, due 10/1/18, proceeds $45,298,028; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 10/25/18 to 9/9/49, valued at $46,195,251 including accrued interest)	45,289,461
45,289,461	Repurchase agreement dated 9/28/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.27%, due 10/1/18, proceeds $45,298,028; (collateralized by various U.S. government and agency obligations, 2.32% to 4.50%, due 2/1/26 to 8/1/48, valued at $46,195,250 including accrued interest)	45,289,461
45,289,461	Repurchase agreement dated 9/28/18 with Nomura Securities International, Inc., 2.27%, due 10/1/18, proceeds $45,298,028; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 9/30/18 to 8/20/68, valued at $46,195,250 including accrued interest)	45,289,461
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $190,682,268)		190,682,268
Total Investments: 114.5% (Cost: $2,284,395,891)		1,503,450,383
Liabilities in excess of other assets: (14.5)%		(190,557,970)
NET ASSETS: 100.0%		$1,312,892,413

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $185,803,600.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	23.9%	$313,491,725
Oil & Gas Equipment & Services	76.1	999,276,390
	100.0%	$1,312,768,115

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,312,768,115	$—	$—	$1,312,768,115
Repurchase Agreements	—	190,682,268	—	190,682,268
Total	$1,312,768,115	$190,682,268	$—	$1,503,450,383

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 2018.

See Notes to Schedules of Investments

VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.2%
Australia: 20.8%
3,134,680	Galaxy Resources Ltd. * † #	$5,642,950
1,179,238	Iluka Resources Ltd. #	8,481,757
2,115,272	Orocobre Ltd. * † #	6,458,178
11,263,134	Pilbara Minerals Ltd. * † #	7,321,436
		27,904,321
Canada: 12.4%
1,198,010	Cobalt 27 Capital Corp. *	5,950,197
964,572	Lithium Americas Corp. * †	4,619,140
10,504,293	Nemaska Lithium, Inc. * †	6,094,863
		16,664,200
China / Hong Kong: 29.0%
15,564,919	China Molybdenum Co. Ltd. (CNY) #	10,323,878
6,365,387	China Northern Rare Earth Group High-Tech Co. Ltd. (CNY) #	9,474,418
3,909,150	Xiamen Tungsten Co. Ltd. (CNY) #	8,161,660
1,418,538	Zhejiang Huayou Cobalt Co. Ltd. (CNY) #	10,992,935
		38,952,891
France: 5.4%
68,121	Eramet SA #	7,198,954
Japan: 12.5%
371,900	Daiichi Kigenso Kagaku-Kogyo Co. Ltd. † #	4,522,885
347,292	OSAKA Titanium Technologies Co. #	5,566,865
558,147	Toho Titanium Co. Ltd. #	6,718,972
		16,808,722
Malaysia: 3.8%
4,360,532	Lynas Corp. Ltd. (AUD) * † #	5,028,879
Netherlands: 5.1%
147,027	AMG Advanced Metallurgical Group NV (EUR) #	6,830,595
South Africa: 4.5%
248,267	Assore Ltd.	6,049,460
United States: 3.7%
413,284	Tronox Ltd. †	4,938,744
Total Common Stocks (Cost: $155,868,343)		130,376,766
PREFERRED STOCKS: 2.5%
Brazil: 2.5% (Cost: $2,076,847)
705,223	Cia de Ferro Ligas da Bahia	3,415,260
MONEY MARKET FUND: 1.3% (Cost: $1,755,248)
1,755,248	Dreyfus Government Cash Management Fund - Institutional Shares	1,755,248
Total Investments Before Collateral for Securities Loaned: 101.0% (Cost: $159,700,438)		135,547,274

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 17.8%
Repurchase Agreements: 17.8%
$5,660,868	Repurchase agreement dated 9/28/18 with Citigroup Global Markets, Inc., 2.26%, due 10/1/18, proceeds $5,661,934; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 10/15/18 to 2/1/57, valued at $5,774,085 including accrued interest)	5,660,868
1,190,332	Repurchase agreement dated 9/28/18 with Credit Agricole CIB, 2.24%, due 10/1/18, proceeds $1,190,554; (collateralized by various U.S. government and agency obligations 3.00% due 9/9/49, valued at $1,214,139 including accrued interest)	1,190,332
5,660,868	Repurchase agreement dated 9/28/18 with Daiwa Capital Markets America, Inc., 2.27%, due 10/1/18, proceeds $5,661,939; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 10/25/18 to 9/9/49, valued at $5,774,086 including accrued interest)	5,660,868
5,660,868	Repurchase agreement dated 9/28/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.27%, due 10/1/18, proceeds $5,661,939; (collateralized by various U.S. government and agency obligations, 2.32% to 4.50%, due 2/1/26 to 8/1/48, valued at $5,774,085 including accrued interest)	5,660,868
5,660,868	Repurchase agreement dated 9/28/18 with Nomura Securities International, Inc., 2.27%, due 10/1/18, proceeds $5,661,939; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 9/30/18 to 8/20/68, valued at $5,774,085 including accrued interest)	5,660,868
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $23,833,804)		23,833,804
Total Investments: 118.8% (Cost: $183,534,242)		159,381,078
Liabilities in excess of other assets: (18.8)%		(25,223,666)
NET ASSETS: 100.0%		$134,157,412

Definitions:

AUD	Australian Dollar
CNY	Chinese Yuan
EUR	Euro

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $21,362,960.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $102,724,362 which represents 76.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Commodity Chemicals	3.7%	$4,938,744
Diversified Metals & Mining	28.8	39,044,887
Materials	63.7	86,393,135
Steel	2.5	3,415,260
Money Market Fund	1.3	1,755,248
	100.0%	$135,547,274

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$27,904,321	$—	$27,904,321
Canada	16,664,200	—	—	16,664,200
China / Hong Kong	—	38,952,891	—	38,952,891
France	—	7,198,954	—	7,198,954
Japan	—	16,808,722	—	16,808,722
Malaysia	—	5,028,879	—	5,028,879
Netherlands	—	6,830,595	—	6,830,595
South Africa	6,049,460	—	—	6,049,460
United States	4,938,744	—	—	4,938,744
Preferred Stocks*	3,415,260	—	—	3,415,260
Money Market Fund	1,755,248	—	—	1,755,248
Repurchase Agreements	—	23,833,804	—	23,833,804
Total	$32,822,912	$126,558,166	$—	$159,381,078

* See Schedule of Investments for geographic sector breakouts.

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $23,013,506. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS STEEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Brazil: 18.7%
1,313,971	Cia Siderurgica Nacional SA (ADR) * †	$2,995,854
1,173,740	Gerdau SA (ADR) †	4,941,445
827,846	Vale SA (ADR)	12,285,235
		20,222,534
India: 7.0%
592,121	Vedanta Ltd. (ADR)	7,579,149
Luxembourg: 19.4%
167,148	ArcelorMittal (USD) †	5,158,187
188,036	Tenaris SA (ADR)	6,302,967
312,678	Ternium SA (ADR)	9,471,017
		20,932,171
Russia: 1.2%
403,032	Mechel PJSC (ADR) *	1,273,581
South Korea: 4.5%
73,182	POSCO (ADR)	4,830,012
United Kingdom: 12.4%
261,611	Rio Tinto Plc (ADR)	13,347,393
United States: 36.9%
304,870	AK Steel Holding Corp. * †	1,493,863
121,854	Allegheny Technologies, Inc. * †	3,600,786
45,691	Carpenter Technology Corp.	2,693,484
287,942	Cleveland-Cliffs, Inc. * †	3,645,346
112,111	Commercial Metals Co.	2,300,518
31,304	Gibraltar Industries, Inc. *	1,427,462
75,625	Nucor Corp.	4,798,406
10,640	Olympic Steel, Inc.	222,057
55,491	Reliance Steel & Aluminum Co.	4,732,827
36,025	Ryerson Holding Corp. *	407,082
26,198	Schnitzer Steel Industries, Inc.	708,656
105,092	Steel Dynamics, Inc.	4,749,107
62,477	SunCoke Energy, Inc. *	725,983
42,988	TimkenSteel Corp. * †	639,232
163,183	United States Steel Corp.	4,973,818
7,027	Universal Stainless & Alloy, Inc. *	179,259
57,004	Worthington Industries, Inc.	2,471,693
		39,769,579
Total Common Stocks (Cost: $112,160,033)		107,954,419

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.5%
Repurchase Agreements: 8.5%
$2,178,522	Repurchase agreement dated 9/28/18 with Citigroup Global Markets, Inc., 2.26%, due 10/1/18, proceeds $2,178,932; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 10/15/18 to 2/1/57, valued at $2,222,093 including accrued interest)	2,178,522
458,258	Repurchase agreement dated 9/28/18 with Credit Agricole CIB, 2.24%, due 10/1/18, proceeds $458,344; (collateralized by various U.S. government and agency obligations 3.00% due 9/9/49, valued at $467,423 including accrued interest)	458,258
2,178,522	Repurchase agreement dated 9/28/18 with Daiwa Capital Markets America, Inc., 2.27%, due 10/1/18, proceeds $2,178,934; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 10/25/18 to 9/9/49, valued at $2,222,093 including accrued interest)	2,178,522
2,178,522	Repurchase agreement dated 9/28/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.27%, due 10/1/18, proceeds $2,178,934; (collateralized by various U.S. government and agency obligations, 2.32% to 4.50%, due 2/1/26 to 8/1/48, valued at $2,222,092 including accrued interest)	2,178,522
2,178,522	Repurchase agreement dated 9/28/18 with Nomura Securities International, Inc., 2.27%, due 10/1/18, proceeds $2,178,934; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 9/30/18 to 8/20/68, valued at $2,222,092 including accrued interest)	2,178,522
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $9,172,346)		9,172,346
Total Investments: 108.6% (Cost: $121,332,379)		117,126,765
Liabilities in excess of other assets: (8.6)%		(9,232,349)
NET ASSETS: 100.0%		$107,894,416

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,792,188.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	5.8%	$6,302,967
Industrials	1.3	1,427,462
Materials	92.9	100,223,990
	100.0%	$107,954,419

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$107,954,419	$—	$—	$107,954,419
Repurchase Agreements	—	9,172,346	—	9,172,346
Total	$107,954,419	$9,172,346	$—	$117,126,765
*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 2018.

See Notes to Schedules of Investments

VANECK VECTORS UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 14.7%
90,926	ARC Resources Ltd.	$1,012,946
241,192	Cenovus Energy, Inc. (USD) †	2,419,156
150,636	Crescent Point Energy Corp. (USD) †	956,539
195,992	EnCana Corp. (USD)	2,569,455
70,810	Enerplus Corp. (USD)	873,795
87,046	Husky Energy, Inc.	1,527,312
25,701	Peyto Exploration & Development Corp. †	221,300
48,165	PrairieSky Royalty Ltd. †	845,477
68,910	Seven Generations Energy Ltd. *	820,992
64,406	Tourmaline Oil Corp.	1,133,059
98,824	Whitecap Resources, Inc.	599,397
		12,979,428
United States: 85.2%
80,705	Anadarko Petroleum Corp.	5,440,324
49,429	Antero Resources Corp. *	875,388
69,561	Apache Corp. †	3,315,973
68,773	Cabot Oil & Gas Corp.	1,548,768
17,984	Carrizo Oil & Gas, Inc. *	453,197
35,029	Centennial Resource Development, Inc. *	765,384
200,146	Chesapeake Energy Corp. * †	898,656
19,544	Cimarex Energy Co.	1,816,419
33,827	CNX Resources Corp. *	484,064
38,518	Concho Resources, Inc. *	5,883,624
26,053	Continental Resources, Inc. *	1,778,899
108,932	Devon Energy Corp.	4,350,744
12,526	Diamondback Energy, Inc. †	1,693,390
16,898	Energen Corp. *	1,456,101
56,840	EOG Resources, Inc.	7,251,079
54,109	EQT Corp.	2,393,241
30,517	Gulfport Energy Corp. *	317,682
41,526	Hess Corp.	2,972,431
23,080	Laredo Petroleum, Inc. *	188,564
175,065	Marathon Oil Corp.	4,075,513
25,530	Matador Resources Co. * †	843,767
25,977	Murphy Oil Corp.	866,073
15,383	National Fuel Gas Co. †	862,371
35,770	Newfield Exploration Co. *	1,031,249
75,311	Noble Energy, Inc.	2,348,950
63,340	Oasis Petroleum, Inc. *	898,161
87,758	Occidental Petroleum Corp.	7,211,075
61,365	Parsley Energy, Inc. *	1,794,926
12,397	PDC Energy, Inc. *	606,957
34,217	Pioneer Natural Resources Co.	5,960,259
42,414	QEP Resources, Inc. *	480,126
43,927	Range Resources Corp.	746,320
14,891	SM Energy Co.	469,513
128,631	Southwestern Energy Co. *	657,304
13,918	Whiting Petroleum Corp. *	738,211
90,935	WPX Energy, Inc. *	1,829,612
		75,304,315
Total Common Stocks (Cost: $87,400,738)		88,283,743
MONEY MARKET FUND: 0.1% (Cost: $139,655)
139,655	Dreyfus Government Cash Management Fund - Institutional Shares	139,655
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $87,540,393)		88,423,398

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.8%
Repurchase Agreements: 5.8%
$1,221,535	Repurchase agreement dated 9/28/18 with Citigroup Global Markets, Inc., 2.26%, due 10/1/18, proceeds $1,221,765; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 10/15/18 to 2/1/57, valued at $1,245,966 including accrued interest)	1,221,535
1,221,535	Repurchase agreement dated 9/28/18 with Daiwa Capital Markets America, Inc., 2.27%, due 10/1/18, proceeds $1,221,766; (collateralized by various U.S. government and agency obligations, 0.00% to 8.88%, due 10/25/18 to 9/9/49, valued at $1,245,966 including accrued interest)	1,221,535
1,221,535	Repurchase agreement dated 9/28/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.27%, due 10/1/18, proceeds $1,221,766; (collateralized by various U.S. government and agency obligations, 2.32% to 4.50%, due 2/1/26 to 8/1/48, valued at $1,245,966 including accrued interest)	1,221,535
256,896	Repurchase agreement dated 9/28/18 with Mizuho Securities USA, Inc., 2.24%, due 10/1/18, proceeds $256,944; (collateralized by various U.S. government and agency obligations, 0.50% to 3.00%, due 3/31/20 to 9/9/49, valued at $262,034 including accrued interest)	256,896
1,221,535	Repurchase agreement dated 9/28/18 with Nomura Securities International, Inc., 2.27%, due 10/1/18, proceeds $1,221,766; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 9/30/18 to 8/20/68, valued at $1,245,966 including accrued interest)	1,221,535
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $5,143,036)		5,143,036
Total Investments: 105.8% (Cost: $92,683,429)		93,566,434
Liabilities in excess of other assets: (5.8)%		(5,164,661)
NET ASSETS: 100.0%		$88,401,773

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,041,187.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gas Utilities	1.0%	$862,371
Integrated Oil & Gas	12.6	11,157,543
Oil & Gas Exploration & Production	86.2	76,263,829
Money Market Fund	0.2	139,655
	100.0%	$88,423,398

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$88,283,743	$—	$—	$88,283,743
Money Market Fund	139,655	—	—	139,655
Repurchase Agreements	—	5,143,036	—	5,143,036
Total	$88,423,398	$5,143,036	$—	$93,566,434

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 2018.

See Notes to Schedules of Investments

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Canada: 5.5%
109,861	Cameco Corp. (USD)	$1,252,415
85,014	NexGen Energy Ltd. * †	172,317
40,259	Uranium Energy Corp. (USD) * †	69,246
		1,493,978
China / Hong Kong: 2.9%
3,296,000	CGN Power Co. Ltd. # Reg S 144A	782,411
Czech Republic: 4.3%
46,334	CEZ AS #	1,185,569
Finland: 4.8%
52,045	Fortum OYJ #	1,304,823
France: 4.6%
70,870	Electricite de France SA #	1,246,865
Japan: 16.1%
51,600	Hokuriku Electric Power Co. * #	528,807
83,400	Kansai Electric Power Co., Inc. #	1,259,229
106,300	Kyushu Electric Power Co., Inc. #	1,285,242
270,300	Tokyo Electric Power Co., Inc. * #	1,328,683
		4,401,961
South Korea: 5.1%
3,047	KEPCO Engineering & Construction Co., Inc. #	57,671
5,182	KEPCO Plant Service & Engineering Co. Ltd. #	158,806
90,150	Korea Electric Power Corp. (ADR) †	1,187,276
		1,403,753
Spain: 4.4%
55,662	Endesa SA #	1,201,078
United States: 52.3%
17,960	BWX Technologies, Inc.	1,123,218
30,298	Dominion Energy, Inc.	2,129,343
26,807	Duke Energy Corp.	2,145,096
6,969	El Paso Electric Co.	398,627
17,739	Entergy Corp.	1,439,165
43,004	Exelon Corp.	1,877,555
35,424	PG&E Corp.	1,629,858
15,291	Pinnacle West Capital Corp.	1,210,741
14,818	PNM Resources, Inc.	584,570
33,043	Public Service Enterprise Group, Inc.	1,744,340
		14,282,513
Total Common Stocks (Cost: $26,055,342)		27,302,951
MONEY MARKET FUND: 0.1% (Cost: $37,673)
37,673	Dreyfus Government Cash Management Fund - Institutional Shares	37,673
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $26,093,015)		27,340,624

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.7% (Cost: $463,618)
Repurchase Agreement: 1.7%
$463,618	Repurchase agreement dated 9/28/18 with RBC Capital Markets LLC, 2.25%, due 10/1/18, proceeds $463,705; (collateralized by various U.S. government and agency obligations, 0.00% to 5.71%, due 9/30/18 to 9/9/49, valued at $472,890 including accrued interest)	463,618
Total Investments: 101.8% (Cost: $26,556,633)		27,804,242
Liabilities in excess of other assets: (1.8)%		(503,897)
NET ASSETS: 100.0%		$27,300,345

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $454,829.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $10,339,184 which represents 37.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $782,411, or 2.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	5.5%	$1,493,978
Industrials	4.9	1,339,695
Utilities	89.5	24,469,278
Money Market Fund	0.1	37,673
	100.0%	$27,340,624

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$1,493,978	$—	$—	$1,493,978
China / Hong Kong	—	782,411	—	782,411
Czech Republic	—	1,185,569	—	1,185,569
Finland	—	1,304,823	—	1,304,823
France	—	1,246,865	—	1,246,865
Japan	—	4,401,961	—	4,401,961
South Korea	1,187,276	216,477	—	1,403,753
Spain	—	1,201,078	—	1,201,078
United States	14,282,513	—	—	14,282,513
Money Market Fund	37,673	—	—	37,673
Repurchase Agreement	—	463,618	—	463,618
Total	$17,001,440	$10,802,802	$—	$27,804,242

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $769,646.These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: November 27, 2018

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: November 27, 2018